Management of Financial Risk	12 Months Ended
Dec. 31, 2025
Management of Financial Risk [Abstract]
Management of Financial Risk [Text Block]

5. Management of Financial Risk

The Company has classified its financial instruments as follows:

Financial Assets
Cash	Amortized cost
Marketable securities	FVTPL
Receivables	Amortized cost

Financial Liability
Accounts payable and accrued liabilities	Amortized cost

Lease liability	Amortized cost

The fair values of the Company's cash, receivables and accounts payable and accrued liabilities approximate their carrying values due to the short terms to maturity.  Certain marketable securities are measured at fair values using Level 1 inputs.  Lease liabilities are measured at amortized cost. There were no transfers between levels 1, 2 or 3 during the years ended December 31, 2025 and 2024.

The Company is exposed in varying degrees to a variety of financial instrument related risks, including credit risk, liquidity risk and market risk which includes foreign currency risk, interest rate risk and other price risk.  The types of risk exposure and the way in which such exposure is managed are provided as follows.

(a) Credit risk:

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations.

The Company's credit risk is primarily attributable to its liquid financial assets including cash.  The Company limits exposure to credit risk on liquid financial assets through maintaining its cash with high-credit quality Canadian financial institutions.

To reduce credit risk, the Company regularly reviews the collectability of its amounts receivable, which may include amounts receivable from certain related parties, and records an expected credit loss based on its best estimate of potentially uncollectible amounts. Management believes that the credit risk with respect to these financial instruments is remote.

The financial instruments that potentially subject the Company to credit risk comprise cash and certain receivables, the carrying value of which represents the Company's maximum exposure to credit risk.

(b) Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.

The Company ensures that there is sufficient capital in order to meet short-term business requirements, after taking into account the Company's holdings of cash and its ability to raise equity financings. As at December 31, 2025, the Company had a negative working capital (current assets less current liabilities) of $232,000 (2024 - positive $151,000). Subsequent to year end, the Company completed a financing and has sufficient funding to meet its short-term liabilities and administrative overhead costs, and to maintain its mineral property interests in 2026. The Company will need additional funding to advance its projects on a long-term basis.

The following schedule provides the contractual obligations related to the lease liability payments (Notes 9(c)) as at December 31, 2025 and 2024:

	Payments due by Period
			(CAD$000)
		Less than		3-5	After
	Total	1 year	1-3 years	years	5 years

Basic office lease	$148	$88	$60	$-	$-

Total,December 31, 2025	$148	$88	$60	$-	$-

Basic office lease	$235	$87	$148	$-	$-

Total,December 31, 2024	$235	$87	$148	$-	$-

Accounts payable and accrued liabilities are due in less than 90 days.

(c) Market risk:

The significant market risk exposures to which the Company is exposed are foreign currency risk, interest rate risk and other price risk.

(i) Foreign currency risk:

Certain of the Company's mineral property interests and operations are in Canada.  Most of its operating expenses are incurred in Canadian dollars. Fluctuations in the Canadian dollar would affect the Company's consolidated statements of comprehensive loss as its functional currency is the Canadian dollar, and fluctuations in the U.S. dollar would impact its cumulative translation adjustment as its consolidated financial statements are presented in U.S. dollars.

The Company is exposed to currency risk for its U.S. dollar equivalent of assets and liabilities denominated in currencies other than U.S. dollars as follows:

	December 31,
	2025	2024

Cash	$797	$589
Marketable securities	16	218
Receivables and prepaids	173	247
Accounts payable and accrued liabilities	(1,129)	(828)
Lease liability	(102)	(150)
Deferred compensation liability	(856)	(422)

Net financial assets (liabilities)	$(1,101)	$(346)

Based upon the above net exposure as at December 31, 2025 and assuming all other variables remain constant, a 10% (2024 - 10%) depreciation or appreciation of the U.S. dollar relative to the Canadian dollar could result in a decrease (increase) of approximately $110,000 (2024 - $35,000) in the cumulative translation adjustment in the Company's shareholders' equity.

The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.

(ii) Interest rate risk:

In respect of financial assets, the Company's policy is to invest excess cash at floating rates of interest in cash equivalents, in order to maintain liquidity, while achieving a satisfactory return.  Fluctuations in interest rates impact on the value of cash equivalents. The Company's investments in guaranteed investment certificates bear a fixed rate and are cashable at any time prior to maturity date. Interest rate risk is not significant to the Company as it has no interest-bearing debt at year-end.

(iii) Other price risk:

Other price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices.

The Company's other price risk includes equity price risk, whereby investment in marketable securities are held for trading financial assets with fluctuations in quoted market prices recorded at FVTPL.

As certain of the Company's marketable securities are carried at market value and are directly affected by fluctuations in value of the underlying securities, the Company considers its financial performance and cash flows could be materially affected by such changes in the future value of the Company's marketable securities. Based upon the net exposure as at December 31, 2025 and assuming all other variables remain constant, a net increase or decrease of 10% in the market prices of the underlying securities would increase or decrease respectively net (loss) income by $1,600 (2024 - $22,000).